BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 537.6	$ 693.8
Contract assets - non-current (Note 16)	41.6	41.9
Contract liabilities - current	(911.7)	(905.7)
Contract liabilities - non-current (Note 21)	(99.8)	(94.0)
Net contract liabilities	$ (432.3)	$ (264.0)